Sale of RPK - Schedule of Consolidated Statements of Loss and Comprehensive Loss (Details) - USD ($)		12 Months Ended
	Sep. 19, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026
Schedule of Consolidated Statements of Loss and Comprehensive Loss [Line Items]
Finder’s fee – transaction cost	$ (500,000)
Cash		$ 503,562	$ 3,838,650	$ 755,238
Accounts receivable		1,399,977	370,537	1,655,084
Inventory			895,715
Property, plant and equipment, net		2,365,831	2,339,182	3,482,379
Accounts payable		(3,309,037)	(2,982,499)	$ (3,575,873)
Gain on sale of subsidiary			$ 198,780
Bophelo Bio Science and Wellness (Pty) Ltd. ("Bophelo")
Schedule of Consolidated Statements of Loss and Comprehensive Loss [Line Items]
Cash received		2,000,000
Finder’s fee – transaction cost		(446,250)
Consideration received, net		1,553,750
Cash		105,175
Accounts receivable		158,812
Inventory		895,715
Prepayments		33,762
Property, plant and equipment, net		1,769,221
Intangible licenses		3,783,117
Accounts payable		(2,016,744)
Bank loans		(3,374,088)
Net assets sold		1,354,970
Gain on sale of subsidiary		$ 198,780